Prepaid Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid Expenses
Schedule for prepaid expenses
	March 31, 2023	December 31, 2022
Professional fees	$4,500	$4,500
Other	11,697	14,918
Transfer agent fees	11,073	18,413
Total prepaid expenses	$27,270	$37,832

	December 31, 2022	December 31, 2021
Professional fees	$-	$4,800
Other	14,918
Transfer agent fees	18,413	17,004
Total prepaid expenses	$37,832	$21,804